Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jul. 31, 2024
Entity Registrant Name	Viking Mutual Funds
Entity Central Index Key	0001082744
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Nov. 27, 2024
Document Effective Date	Nov. 30, 2024
Prospectus Date	Nov. 30, 2024
Kansas Municipal Fund | Class A
Prospectus:
Trading Symbol	KSMUX
Kansas Municipal Fund | Class I
Prospectus:
Trading Symbol	KSITX
Maine Municipal Fund | Class A
Prospectus:
Trading Symbol	MEMUX
Maine Municipal Fund | Class I
Prospectus:
Trading Symbol	MEIMX
Nebraska Municipal Fund | Class A
Prospectus:
Trading Symbol	NEMUX
Nebraska Municipal Fund | Class I
Prospectus:
Trading Symbol	NEITX
Oklahoma Municipal Fund | Class A
Prospectus:
Trading Symbol	OKMUX
Oklahoma Municipal Fund | Class I
Prospectus:
Trading Symbol	OKMIX
Viking Tax-Free Fund for Montana | Viking Tax-Free Fund for Montana, Class A
Prospectus:
Trading Symbol	VMTTX
Viking Tax-Free Fund for Montana | Viking Tax-Free Fund for Montana, Class I
Prospectus:
Trading Symbol	VMTIX
Viking Tax-Free Fund for North Dakota | Class A
Prospectus:
Trading Symbol	VNDFX
Viking Tax-Free Fund for North Dakota | Class I
Prospectus:
Trading Symbol	VNDIX